SHORT-TERM BORROWINGS AND CREDIT ARRANGEMENTS	12 Months Ended
Mar. 31, 2021
SHORT-TERM BORROWINGS AND CREDIT ARRANGEMENTS
SHORT-TERM BORROWINGS AND CREDIT ARRANGEMENTS

NOTE D – SHORT-TERM BORROWINGS AND CREDIT ARRANGEMENTS

On January 15, 2015, the Company entered into an Agreement with Merchant for the purpose of factoring the Company’s trade accounts receivable and to provide financing secured by finished goods inventory. Under the modified Agreement the Company may borrow eighty percent (80%) of eligible accounts receivable. Additional funding, characterized by Merchant as an over advance, may be provided up to one hundred percent (100%) of eligible accounts receivable. The over advance portion, if any, may not exceed fifty percent (50%) of eligible inventory up to a maximum of $500,000. The Agreement which was extended and expires on January 6, 2022, provides for continuation of the program for successive two year periods until terminated by one of the parties to the Agreement. The amount available to borrow from Merchant is approximately $1,795,000 and $738,000 at March 31, 2021 and 2020, respectively. Advances on factored trade accounts receivable and borrowing on inventories are secured by all of the Company’s trade accounts receivable and inventories, are repaid periodically as collections are made by Merchant but are otherwise due upon demand, and bear interest at the prime commercial rate of interest, as published, plus two percent (effective rate 5.25% at March 31, 2021 and March 31, 2020). Advances under the Agreement are made at the sole discretion of Merchant, based on their assessment of the receivables, inventory and our financial condition at the time of each request for an advance. At March 31, 2021 and 2020 there was $18,904 and $1,561,665 borrowed and outstanding under the factoring agreement, respectively.

Under the Agreement, the Company assigned receivables of $17,003,317 and $14,162,999 during the years ended March 31, 2021 and 2020, respectively. The uncollected balance of non-recourse receivables held by the factor amounted to $1,925,291 and $2,300,109 at March 31, 2021 and 2020. Collected cash maintained on deposit at March 31, 2021 and 2020 with the factor earns interest at the factor’s prime rate of interest less 2.5 percent (effective rate of 0.75% and 0.75% at March 31, 2021 and 2020, respectively.) There was no cash on deposit with the Factor at March 31, 2021 or 2020.

In May, 2020 the Company received a Paycheck Protection Program loan of $221,400 under the CARES Act and during the fiscal year ended March 31, 2021, the loan was forgiven in compliance with the provisions of the CARES Act.